Overlay Shares Large Cap Equity ETF
Schedule of Investments
as of May 31, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 99.9%		Shares	Value
Vanguard S&P 500 ETF(a)(f)		336,110	$162,885,629
TOTAL EXCHANGE TRADED FUNDS (Cost $150,386,854)			162,885,629

PURCHASED OPTIONS - 0.1%(b)(c)	Notional Amount	Contracts	Value
Put Options - 0.1%			$–
S&P 500 Index		–	$–
Expiration: 06/03/2024; Exercise Price: $5,220.00	40,109,076	76	6,080
Expiration: 06/03/2024; Exercise Price: $5,175.00(g)	40,109,076	76	1,900
Expiration: 06/07/2024; Exercise Price: $5,175.00(g)	40,636,827	77	28,875
Expiration: 06/14/2024; Exercise Price: $5,150.00(g)	40,109,076	76	84,740
Total Put Options			121,595
TOTAL PURCHASED OPTIONS (Cost $382,392)			121,595

SHORT-TERM INVESTMENTS - 0.0%(d)
Money Market Funds - 0.0%(d)		Shares
First American Government Obligations Fund - Class X, 5.24%(e)		20,818	20,818
TOTAL SHORT-TERM INVESTMENTS (Cost $20,818)			20,818

TOTAL INVESTMENTS - 100.0% (Cost $150,790,064)			$163,028,042
Liabilities in Excess of Other Assets - 0.0%(d)			(15,711)
TOTAL NET ASSETS - 100.0%			$163,012,331

Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day effective yield as of May 31, 2024.
(f)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $30,388,097.
(g)	Held in connection with a written option, see Schedule of Written Options for more detail.

Overlay Shares Large Cap Equity ETF
Schedule of Written Options
as of May 31, 2024 (Unaudited)

WRITTEN OPTIONS - (0.2)% (a)(b)	Notional Amount	Contracts	Value
Put Options - (0.2)%
S&P 500 Index	0	0	–
Expiration: 06/03/2024; Exercise Price: $5,275.00	$(40,109,076)	(76)	$(66,880)
Expiration: 06/07/2024; Exercise Price: $5,275.00	(40,636,827)	(77)	(184,800)
Expiration: 06/14/2024; Exercise Price: $5,200.00	(40,109,076)	(76)	(141,740)
Total Put Options			(393,420)
TOTAL WRITTEN OPTIONS (Premiums received $757,437)			(393,420)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Overlay Shares Large Cap Equity ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$162,885,628	$–	$–	$162,885,628
Purchased Options	6,080	115,515	–	121,595
Money Market Funds	20,818	–	–	20,818
Total Investments	$162,912,527	$115,515	$–	$163,028,042

Liabilities:
Investments:
Written Options	$–	$(393,420)	$–	$(393,420)
Total Investments	$–	$(393,420)	$–	$(393,420)